Debt - Additional Information (Detail)		1 Months Ended					3 Months Ended		9 Months Ended		12 Months Ended			28 Months Ended
	Sep. 23, 2016 USD ($)	Sep. 30, 2016 USD ($)	Mar. 31, 2016 USD ($) $ / shares shares	Oct. 31, 2014 USD ($)	Jun. 30, 2014 USD ($) Tranche $ / shares shares	Feb. 28, 2010 USD ($) $ / shares shares	Sep. 30, 2017 USD ($) shares	Sep. 30, 2016 USD ($)	Sep. 30, 2017 shares	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Sep. 30, 2016	Mar. 31, 2017 USD ($)	Jan. 31, 2015 USD ($)
Debt Instrument [Line Items]
Warrants issued and outstanding | shares							71,257		71,257
Interest expense								$ 506,302		$ 1,035,763	$ 1,035,763	$ 1,133,987	$ 374,891
Prepayment of outstanding loan carrying amount										$ 9,514,058	$ 9,514,058
Stand-by Letter of Credit | LJ Gateway, LLC
Debt Instrument [Line Items]
Line of credit															$ 93,382	$ 200,000
Line of credit facility, expiration date									2020-05		2020-05
2010 Loan and Security Agreement | Silicon Valley Bank
Debt Instrument [Line Items]
Line of credit facility collateralized						$ 3,750,000
Warrants issued and outstanding | shares						24,419
Warrant exercise price per share | $ / shares						$ 9.90
Warrant expiration period from date of issuance						10 years
Debt instrument, interest rate					7.78%
Interest expense													4,186
2010 Loan and Security Agreement | Silicon Valley Bank | Series B Convertible Preferred Stock
Debt Instrument [Line Items]
Warrants issued in connection with debt | shares						64,865
2010 Loan and Security Agreement | Silicon Valley Bank | Series C Convertible Preferred Stock
Debt Instrument [Line Items]
Warrants issued in connection with debt | shares						75,000
2014 Loan and Security Agreement | Hercules Technology Growth Capital Inc
Debt Instrument [Line Items]
Interest expense							$ 0	$ 154,057			$ 1,035,763	$ 1,133,987	$ 374,891
Maximum borrowing capacity					$ 10,000,000
Number of tranches | Tranche					2
Amount borrowed under loan agreement				$ 6,000,000	$ 4,000,000
Debt discount			$ 52,400		$ 133,000
Prepayment of outstanding loan carrying amount		$ 4,000,000	5,500,000
Prepayment fees		$ 120,000	$ 110,000
End of term payment	$ 300,000
Loan agreement terminated date									Sep. 23, 2016		Sep. 23, 2016
2014 Loan and Security Agreement | Hercules Technology Growth Capital Inc | Scenario One
Debt Instrument [Line Items]
Interest rate on loan														9.00%
2014 Loan and Security Agreement | Hercules Technology Growth Capital Inc | Scenario Two
Debt Instrument [Line Items]
Debt Instrument, description of variable rate basis									From June 2014 through payoff in September 2016, the Company paid interest equal to the greater of either 9.0%, plus the Prime Rate as reported in The Wall Street Journal, less 3.25% or 9.0%.		From June 2014 through payoff in September 2016, the Company paid interest equal to the greater of either 9.0%, plus the Prime Rate as reported in The Wall Street Journal, less 3.25% or 9.0%.
2014 Loan and Security Agreement | Hercules Technology Growth Capital Inc | Prime Rate | Minimum
Debt Instrument [Line Items]
Percentage deducted from sum of fixed and prime rate														3.25%
2014 Loan and Security Agreement | Hercules Technology Growth Capital Inc | Prime Rate | Maximum
Debt Instrument [Line Items]
Percentage deducted from sum of fixed and prime rate														9.00%
2014 Loan and Security Agreement | Hercules Technology Growth Capital Inc | Debt Prepayment Fee
Debt Instrument [Line Items]
Interest expense	230,000
2014 Loan and Security Agreement | Hercules Technology Growth Capital Inc | Unamortized Term Fee
Debt Instrument [Line Items]
Interest expense	$ 260,000
2014 Loan and Security Agreement | Hercules Technology Growth Capital Inc | Warrants
Debt Instrument [Line Items]
Warrants issued and outstanding | shares			46,838		46,838
Warrant exercise price per share | $ / shares			$ 0.62		$ 8.54
Warrant expiration period from date of issuance					8 years
Warrant expiration date											Jun. 11, 2024
Debt discount			$ 9,417
Warrant expiration date									2022-09		2022-09
2014 Loan and Security Agreement | Hercules Technology Growth Capital Inc | Series C Convertible Preferred Stock
Debt Instrument [Line Items]
Warrants issued as percentage of loan amount					4.00%
Fair value of warrants issued					$ 207,429
Secured Debt | 2010 Loan and Security Agreement | Silicon Valley Bank
Debt Instrument [Line Items]
Treasury floor rate					8.00%